Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0001466085
Registrant Name	INDEPENDENCE REALTY TRUST, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES